Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Lease Rental Income

The Company’s lease rental income for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$469,109	$58,175	$527,284	$470,722	$96,227	$566,949
Interest income on net investment in finance leases	30,121	—	30,121	15,356	—	15,356
Interest income on container leaseback financing receivable	17,243	—	17,243	10,313	—	10,313
Variable lease revenue	21,952	4,273	26,225	21,468	5,674	27,142
Total lease rental income	$538,425	$62,448	$600,873	$517,859	$101,901	$619,760

Schedule Future Minimum Lease Payments Receivable

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of December 31, 2020:

	Owned	Managed	Total
Year ending December 31:
2021	361,495	32,769	394,264
2022	302,704	19,173	321,877
2023	258,275	16,081	274,356
2024	198,781	12,119	210,900
2025 and thereafter	314,207	19,380	333,587
Total future minimum lease payments receivable	$1,435,462	$99,522	$1,534,984

Schedule of Components of Container Leaseback Financing Receivable

The following table represents the components of the container leaseback financing receivable as of December 31, 2020 and 2019:

	2020	2019
Future minimum payments receivable	$505,473	$377,917
Less: unearned income	(141,181)	(106,259)
Container leaseback financing receivable (1)	364,292	$271,658
Less: Allowance for credit losses	(424)	—
Container leaseback financing receivable, net	$363,868	$271,658
Amounts due within one year	27,076	20,547
Amounts due beyond one year	336,792	251,111
Container leaseback financing receivable, net	$363,868	$271,658

(1)      As of December 31, 2020, two customers represented 89.7% and 10.3% of the Company’s container leaseback financing receivable portfolio. As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio.

Schedule of Components of Net Investment in Finance Leases

Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of December 31, 2020 and 2019:

	2020	2019
Future minimum lease payments receivable	$1,216,086	$385,589
Residual value of containers	12,601	11,143
Less: unearned income	(347,394)	(101,429)
Net investment in finance leases (1)	$881,293	$295,303
Less: Allowance for credit losses	(1,333)	—
Net investment in finance leases, net	$879,960	$295,303
Amounts due within one year	$78,459	$40,940
Amounts due beyond one year	801,501	254,363
Net investment in finance leases, net	$879,960	$295,303

(1) As of December 31, 2020, two major customers represented 80.1% and 8.6% of the Company’s finance lease portfolio. As of December 31, 2019, two major customers represented 44.3% and 16.1% of the Company’s finance lease portfolio. No other customer represented more than 10% of the Company’s finance leases portfolio as of December 31, 2020 and 2019.

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under container leaseback financing receivable and net investment in finance leases as of December 31, 2020:

Year ending December 31:	Container Leaseback Financing Receivable	Net Investment in Finance Leases	Total
2021	$47,819	$126,661	$174,480
2022	47,819	109,333	157,152
2023	47,819	103,757	151,576
2024	43,723	97,527	141,250
2025 and thereafter	318,293	778,808	1,097,101
Total future minimum lease payments receivable	$505,473	$1,216,086	$1,721,559

Schedule of Other Information Related to Operating Leases	Other information related to the Company's operating leases are as follows:

	2020	2019
Operating lease cost	$2,103	$2,095
Short-term and variable lease cost	128	138
Total rent expense	$2,231	$2,233

Cash paid for amounts included in the measurement of lease liabilities	$2,221	$2,098

	2020	2019
Weighted-average remaining lease term	4.8 years	5.4 years
Weighted-average discount rate	4.6%	4.2%

Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2020 were as follows:

Operating leasing
Year ending December 31:
2021	2,273
2022	2,253
2023	2,328
2024	2,305
2025 and thereafter	5,236
Total minimum lease payments	14,395
Less imputed interest	(1,759)
Total present value of operating lease liabilities	$12,636